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                           BARR ROSENBERG SERIES TRUST

                  AXA ROSENBERG U.S. SMALL CAPITALIZATION FUND
              AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
                   AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND
       AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND
                         AXA ROSENBERG ENHANCED 500 FUND
                     AXA ROSENBERG INTERNATIONAL EQUITY FUND
                   AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
                        AXA ROSENBERG U.S. DISCOVERY FUND
                           AXA ROSENBERG EUROPEAN FUND
                  AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND
                    AXA ROSENBERG U.S. LONG/SHORT EQUITY FUND

                       Supplement dated September 20, 2002
                                       to
                       Statement of Additional Information
                               dated July 31, 2002

     This supplement is provided to update, and should be read in conjunction with, the information provided in the Statement of Additional Information.

     The Statement of Additional Information is hereby amended as follows:

                        PURCHASE AND REDEMPTION OF SHARES

     The following is inserted after the first paragraph of the section entitled "Purchase and Redemption of Shares":

     "As described in the Prospectus, the Trust reserves the right, in its sole discretion, to reject purchase orders for shares of a Fund. As a general matter, the Trust expects that it will not accept purchase orders when the purchase price is to be paid by cash (in the form of actual currency), third party checks, checks payable in foreign currency, credit card convenience checks or traveler's checks."

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                           BARR ROSENBERG SERIES TRUST

              AXA ROSENBERG INTERNATIONAL SMALL CAPITALIZATION FUND
                   AXA ROSENBERG VALUE LONG/SHORT EQUITY FUND
       AXA ROSENBERG U.S. LARGE/MID CAPITALIZATION LONG/SHORT EQUITY FUND
                         AXA ROSENBERG ENHANCED 500 FUND
                     AXA ROSENBERG INTERNATIONAL EQUITY FUND
                   AXA ROSENBERG GLOBAL LONG/SHORT EQUITY FUND
                        AXA ROSENBERG U.S. DISCOVERY FUND
                           AXA ROSENBERG EUROPEAN FUND
                  AXA ROSENBERG U.S. LARGE CAPITALIZATION FUND
                    AXA ROSENBERG U.S. LONG/SHORT EQUITY FUND

                       Supplement dated September 20, 2002
                                       to
                       Statement of Additional Information
                               dated July 31, 2002

     This supplement is provided to update, and should be read in conjunction with, the information provided in the Statement of Additional Information.

     The Statement of Additional Information is hereby amended as follows:

                        PURCHASE AND REDEMPTION OF SHARES

     The following is inserted after the first paragraph of the section entitled "Purchase and Redemption of Shares":

     "As described in the Prospectus, the Trust reserves the right, in its sole discretion, to reject purchase orders for shares of a Fund. As a general matter, the Trust expects that it will not accept purchase orders when the purchase price is to be paid by cash (in the form of actual currency), third party checks, checks payable in foreign currency, credit card convenience checks or traveler's checks."